GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of General and Administrative Expenses
	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Salaries and benefits	$326	$269	$1,068	$921
Office and miscellaneous	92	78	333	137
Management and consulting fees	124	88	411	294
Investor relations	28	60	183	140
Travel and promotion	10	5	29	41
Professional fees	103	69	343	211
Directors fees	43	53	133	126
Regulatory and compliance fees	55	41	133	106
Depreciation	34	30	93	87
	$815	$693	$2,726	$2,063